UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth and Income Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.2%
Energy - 20.2%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	446,500	$14,877,380
Cameron International Corp. (a)	561,170	12,996,697
Noble Corp.	634,850	17,236,178
Tidewater, Inc.	72,900	3,033,369

		48,143,624

Oil, Gas & Consumable Fuels - 17.3%
Anadarko Petroleum Corp.	868,500	31,908,690
Apache Corp.	354,960	26,622,000
ConocoPhillips	549,700	26,127,241
Devon Energy Corp.	469,200	28,902,720
Exxon Mobil Corp.	604,400	46,224,512
Marathon Oil Corp.	225,700	6,145,811
Occidental Petroleum Corp.	914,650	49,894,157
Total SA (Sponsored) (ADR)	943,710	46,977,884
Valero Energy Corp.	1,061,400	25,600,968

		288,403,983

		336,547,607

Health Care - 18.4%
Biotechnology - 1.9%
Biogen Idec, Inc. (a)	658,400	32,031,160

Health Care Equipment & Supplies - 0.4%
Varian Medical Systems, Inc. (a)	188,400	6,995,292

Health Care Providers & Services - 4.5%
Aetna, Inc.	1,641,600	50,889,600
Quest Diagnostics, Inc.	148,100	7,308,735
UnitedHealth Group, Inc.	565,100	16,009,283

		74,207,618

Pharmaceuticals - 11.6%
Eli Lilly & Co.	1,138,500	41,919,570
Endo Pharmaceuticals Holdings, Inc. (a)	330,000	7,415,100
Forest Laboratories, Inc. (a)	755,200	18,910,208
Merck & Co., Inc.	1,101,770	31,455,534
Novartis AG (Sponsored) (ADR)	857,800	35,392,828
Schering-Plough Corp.	962,100	16,894,476
Wyeth	979,260	42,078,802

		194,066,518

		307,300,588

Industrials - 17.6%
Aerospace & Defense - 10.3%
Goodrich Corp.	780,900	30,189,594
Honeywell International, Inc.	775,350	25,439,234
L-3 Communications Holdings, Inc.	693,850	54,828,027
Raytheon Co.	1,100,650	55,714,903
United Technologies Corp.	130,800	6,277,092

		172,448,850

Commercial Services & Supplies - 0.2%
The Brink’s Co.	106,500	2,814,795

Construction & Engineering - 2.1%
Fluor Corp.	903,900	35,161,710

Electrical Equipment - 0.4%
Hubbell, Inc.-Class B	211,900	6,568,900

Machinery - 2.9%
AGCO Corp. (a)	618,100	13,153,168
Cummins, Inc.	420,700	10,088,386
Joy Global, Inc.	920,400	19,171,932
Timken Co.	412,100	6,136,169

		48,549,655

Road & Rail - 0.8%
Norfolk Southern Corp.	349,700	13,414,492

Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	818,310	15,073,270

		294,031,672

Information Technology - 14.9%
Communications Equipment - 1.0%
F5 Networks, Inc. (a)	607,700	13,472,709
Juniper Networks, Inc. (a)	163,170	2,310,487

		15,783,196

Computers & Peripherals - 0.8%
NetApp, Inc. (a)	882,300	13,084,509

Internet Software & Services - 0.8%
VeriSign, Inc. (a)	662,800	12,798,668

IT Services - 8.0%
Accenture Ltd.-Class A	1,657,300	52,304,388
Alliance Data Systems Corp. (a)	772,100	32,111,639
SAIC, Inc. (a)	2,519,800	49,740,852

		134,156,879

Software - 4.3%
Adobe Systems, Inc. (a)	691,600	13,354,796
Autodesk, Inc. (a)	681,400	11,283,984
Symantec Corp. (a)	3,093,900	47,429,487

		72,068,267

		247,891,519

Financials - 12.9%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	528,120	10,641,618
BlackRock, Inc.-Class A	114,984	12,510,259
TD Ameritrade Holding Corp. (a)	536,804	6,033,677

		29,185,554

Insurance - 11.2%
ACE Ltd.	747,670	32,643,272
Arch Capital Group Ltd. (a)	682,000	41,022,300
Axis Capital Holdings Ltd.	2,114,805	51,305,169
Loews Corp.	1,465,700	35,763,080
MetLife, Inc.	250,800	7,205,484
RenaissanceRe Holdings Ltd.	417,900	18,675,951

		186,615,256

		215,800,810

Consumer Staples - 5.7%
Food & Staples Retailing - 0.9%
Safeway, Inc.	671,700	14,394,531

Tobacco - 4.8%
Lorillard, Inc.	881,950	52,440,747
Philip Morris International, Inc.	750,800	27,892,220

		80,332,967

		94,727,498

Consumer Discretionary - 5.0%
Auto Components - 0.7%
WABCO Holdings, Inc.	725,620	10,848,019

Diversified Consumer Services - 0.0%
Brink’s Home Security Holdings, Inc. (a)	28,900	660,943

Household Durables - 0.4%
NVR, Inc. (a)	11,100	4,729,599
Pulte Homes, Inc.	130,700	1,326,605

		6,056,204

Media - 3.9%
The DIRECTV Group, Inc. (a)	589,300	12,905,670
DISH Network Corp.-Class A (a)	1,200,850	15,418,914
Omnicom Group, Inc.	238,500	6,174,765
Time Warner, Inc.	3,276,200	30,566,946

		65,066,295

		82,631,461

Utilities - 2.0%
Electric Utilities - 2.0%
Entergy Corp.	447,300	34,155,828

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyTel, Inc.	221,100	6,000,654
Qwest Communications International, Inc.	8,714,600	28,061,012

		34,061,666

Materials - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	286,300	13,456,100
Eastman Chemical Co.	164,100	4,258,395
FMC Corp.	159,450	7,114,659

		24,829,154

Total Common Stocks (cost $1,915,068,273)		1,671,977,803

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $8,489,495)	8,489,495	8,489,495

Total Investments - 100.7% (cost $1,923,557,768) (c)		1,680,467,298
Other assets less liabilities - (0.7)%		(11,905,798)

Net Assets - 100.0%		$1,668,561,500

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,211,194 and gross unrealized depreciation of investments was ($273,301,664), resulting in net unrealized depreciation of ($243,090,470).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,680,467,298		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,680,467,298		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009